Fair Value Measurements	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 9—Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	$977,508,836	$—	$—
Liabilities:
Derivative warrant liabilities – public warrants	$—	$—	$19,769,110
Derivative warrant liabilities – private warrants	$—	$—	$15,391,590

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three months ended March 31, 2021.

Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields and quoted market prices from dealers or brokers.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Public and Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. For the period ended March 31, 2021, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $913,000 presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of March 31, 2021	As of March 18, 2021
Stock price	$9.83	$9.80
Volatility	23.3%	23.0%
Expected life of the options to convert	6.46	6.51
Risk-free rate	1.27%	1.17%
Dividend yield	—	—

The change in the fair value of the Level 3 derivative warrant liabilities for three months ended March 31, 2021 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at December 31, 2020	$—	$—	$—
Issuance of derivative warrant liabilities	19,769,110	15,391,590	35,160,700
Change in fair value of derivative warrant liabilities	461,450	451,390	912,840

Derivative warrant liabilities at March 31, 2021	$20,230,560	$15,842,980	$36,073,540